Notes to the Profit or Loss Statement - Summary Of Reconciliation Of Earning Per Share (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator (in €)
Consolidated Net Profit / (Loss)	€ (189,734,199)	€ (151,058,190)	€ (514,460,016)
Profit used in calculating Diluted Earnings per Share	€ (189,734,199)	€ (151,058,190)	€ (514,460,016)
Denominator (in Shares)
Weighted average ordinary shares used in calculating basic earnings per share (in shares)	34,312,744	34,155,650	33,401,069
Weighted average ordinary shares and potential ordinary shares used in calculating diluted earnings per share (in shares)	34,312,744	34,155,650	33,401,069
Earnings per Share (in €)
Basic (in eur per share)	€ (5.53)	€ (4.42)	€ (15.40)
Diluted (in eur per share)	€ (5.53)	€ (4.42)	€ (15.40)